BANK BORROWINGS (Tables)	6 Months Ended
Jun. 30, 2025
Debt Disclosure [Abstract]
SCHEDULE OF BANK BORROWINGS

Bank borrowings consisted of the following:

	Term of repayments	Annual interest rate	As of June 30, 2025	As of December 31, 2024
			$’000	$’000

Term loans	2 to 10 years	2.00%-3.75%	6,685	3,315
Trust receipts	Within 12 months	1.65%-7.25%	14,177	16,172
Bank overdraft	Within 12 months	-%	142	-
Revolving loan	Within 12 months	6.45%	707	368

			21,711	19,855

Representing
Within 12 months			18,806	17,968
Over 1 year			2,905	1,887

			21,711	19,855